Contingent and Deferred Consideration Payable	3 Months Ended
Mar. 31, 2024
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

9. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance as of December 31, 2023	$18,706
Payments made during the period	(7,755)
Additions in the period	—
Fair value loss and other	(126)
Balance as of March 31, 2024	$10,825
Current	$10,183
Non-current	$642

During the three months ended March 31, 2024, the Company paid $7,755 of the contingent consideration payable, a majority of which related to a prior period acquisition. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.